Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

25. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2022	2021
Accruals	3,412	2,722
Trade	2,331	2,554
Interest	80	128
Partner Advances	—	371
Employee Long-Term Incentives	162	317
Joint Operations Payable	66	28
Risk Management	39	116
Provisions for Onerous and Unfavourable Contracts	25	31
Other	9	86
	6,124	6,353